Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	45,319,605	45,319,605
Common stock, shares outstanding	45,319,605	45,319,605
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0